Business combinations and other significant transactions (Details) € in Millions, t in Millions	Nov. 02, 2021 EUR (€)	Oct. 22, 2021 EUR (€) MW GW	Oct. 04, 2021 EUR (€) GW MW	Jul. 29, 2021 EUR (€) MW	Jun. 03, 2021 EUR (€) item MW	Apr. 07, 2021 EUR (€) customer	Feb. 26, 2021 EUR (€) GW MW	Dec. 31, 2021 EUR (€)	Oct. 28, 2021 EUR (€)	Mar. 10, 2021 EUR (€) t	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Business combinations
Consideration								€ 2,222			€ 112	€ 5
Net financial liabilities								614
Cash and cash equivalents								163
Goodwill								1,574
UK Dogger Bank
Business combinations
Cash consideration							€ 480
Power generating capacity, projected | GW							2.4
Proportion of ownership interest acquired							20.00%
Renewable energy capacity | MW							480
Union Fenosa Gas SA
Business combinations
Cash adjustment										€ 32
Net financial liabilities										128
Cash and cash equivalents								42		42
Net assets acquired										200
Goodwill								€ 2		€ 2
Damietta plant
Business combinations
Equity interest acquired (as a percent)										50.00%
Gas liquefaction capacity | t										5.4
Eni Espana Comercializadora De Gas SAU
Business combinations
Equity interest acquired (as a percent)										100.00%
Aldro Energa Y Soluciones SLU
Business combinations
Equity interest acquired (as a percent)						100.00%		100.00%
Cash consideration						€ 221
Net financial liabilities						36
Cash and cash equivalents						7		€ 7
Goodwill						€ 168		€ 168
Number of retail customers | customer						250,000
FRI-EL Biogas Holding SpA
Business combinations
Equity interest acquired (as a percent)					100.00%			100.00%
Cash consideration					€ 132
Net financial liabilities					14
Cash and cash equivalents					13			€ 13
Goodwill					€ 80			80
Number of plants owned | item					21
Power generating capacity, existing or in advanced development | MW					2
Portfolio Of Thirteen Onshore Wind Facilities
Business combinations
Cash consideration				€ 485
Net financial liabilities				215
Cash and cash equivalents				41				41
Goodwill				€ 302				302
Power generating capacity, existing or in advanced development | MW				315
Dhamma Energy Group
Business combinations
Cash consideration			€ 140
Net financial liabilities			101
Cash and cash equivalents			10					10
Goodwill			€ 120					120
Power generating capacity, projected | GW			3
Power generating capacity, existing or in advanced development | MW			120
Portfolio Of Nine Renewable Energy Projects
Business combinations
Cash consideration		€ 118
Net financial liabilities		32
Cash and cash equivalents		5						5
Goodwill		€ 81						81
Portfolio Of Nine Renewable Energy Projects, wind farms
Business combinations
Power generating capacity, projected | MW		234
Portfolio Of Nine Renewable Energy Projects, solar projects
Business combinations
Power generating capacity, existing or in advanced development | GW		0.9
Finproject SpA
Business combinations
Equity interest acquired (as a percent)									60.00%
Cash consideration									€ 149
Net financial liabilities									85
Cash and cash equivalents								21	21
Fair value of stake already owned									99
Goodwill								€ 93	€ 93
Be Power
Business combinations
Equity interest acquired (as a percent)								100.00%
Consideration paid	€ 764
Percentage of consideration paid	50.00%
Net financial liabilities	€ (9)
Cash and cash equivalents	24							€ 24
Goodwill	€ 728							€ 728
Number of charging points	6,000